Financial Instruments by Category (Tables)	12 Months Ended
Jun. 30, 2024
Financial Instruments by Category [Abstract]
Schedule of Aggregate Carrying Amounts of Financial Assets and Receivables and Financial Liabilities at Amortized Cost	At the reporting date, the aggregate carrying amounts of financial assets and receivables and financial liabilities at amortized cost were as follows:
	June 30, 2023	June 30, 2024	June 30, 2024
	RM	RM	USD
Financial assets measured at amortized cost
Trade and other receivables	8,818,277	7,066,367	1,498,478
Cash and cash equivalents	4,874,254	3,823,689	810,842
	13,692,531	10,890,056	2,309,320

Financial liabilities measured at amortized cost
Trade and other payables	11,936,982	13,761,981	2,918,333
Lease liabilities	3,538,966	2,332,120	494,543
	15,475,948	16,094,101	3,412,876